Liquidity (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Liquidity [Abstract]
Net (loss)/income	$ (1,410,465)	$ (1,295,163)	$ 2,208,152
Net cash used in operating activities	(1,018,153)	(2,528,503)	3,463,635
Working capital	5,179,766	7,540,223
Cash and restricted cash	$ 3,694,456	$ 5,734,747	$ 7,717,615	$ 5,285,940